Financial Instruments and risk management	12 Months Ended
Dec. 31, 2025
Financial Instruments and risk management
Financial Instruments and risk management

34Financial Instruments and risk management

The Group has exposure to the following risks from its use of financial instruments:

●	Credit risk;
●	Liquidity risk;
●	Market risk

This note present information about the Group’s exposure to each of the above risks and the Group’s objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements. The Group is exposed in varying degrees to a variety of financial instrument related risks by virtue of its activities. The overall financial risk management program focuses on the preservation of capital and protecting current and future Group assets and cash flows by reducing exposure to risks posed by the uncertainties and volatilities of financial markets.

The Board of Directors has the responsibility to ensure that an adequate financial risk management policy is established and to approve the policy. The Group’s Audit Committee oversees management’s compliance with the Group’s financial risk management policy.

Gold price hedges were entered into to manage the possible effect of gold price fluctuations. The derivative financial instruments were entered into by the Company for economic hedging purposes and not as a speculative investment. The fair value of the Group’s financial instruments approximates their carrying value due to the short period to maturity.

The types of risk exposure and the way in which such exposures are managed are described below:

34.1Credit risk

Exposure to credit risk

Credit risk includes the risk of a financial loss to the Group if a Bank had to default or a gold sales customer failing to meet its contractual obligation.

The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The maximum exposure to credit risk for cash and cash equivalents (excluding overdrafts), trade and other receivables and fixed term deposits at the reporting date by geographic region was:

	Cash and cash
	equivalents		Trade receivables		Fixed term deposits
Carrying Amount	2025	2024	2025	2024	2025	2024
Zimbabwe	18,178	2,592	660	324	—	—
Jersey, Channel Islands	8,149	42	—	—	5,000	—
Other regions	9,411	1,626	7,347	4,187	—	—
	35,738	4,260	8,007	4,511	5,000	—

Of the trade receivables balance at the end of the year, $3,094 (2024: $3,873) is due from AEG and $Nil (2024: $Nil) from Stonex Financial Limited, the Group’s largest customers. Apart from this, the Group does not have significant credit risk exposure to any single counterparty.

34Financial Instruments and risk management (continued)

34.2Liquidity risk

Liquidity risk is the risk that the Group does not have sufficient financial resources available to meet its obligations as they fall due. The Group manages its liquidity risk by ensuring sufficient cash availability to meet its likely cash requirements, after taking into account cash flows from operations and the Group’s holdings of cash and cash equivalents. The Group believes that these sources will be sufficient to cover the anticipated cash requirements. Senior management is also actively involved in the reviewing and approving of planned expenditures by regularly monitoring cash flows from operations and anticipated investing and financing activities.

The following are the contractual maturities of financial liabilities, including contractual interest payments.

Non-derivative financial liabilities

		Contractual cashflows
	Carrying		12 months	Within 2	Within 3 to
December 31, 2025	amount	Total	or less	years	4 years
Trade and other payables	19,343	19,343	19,343	—	—
Loan note payable	11,741	12,711	7,760	4,951	—
Lease liabilities	1,179	1,382	349	315	718
Loans and borrowings	7,780	12,472	11,146	914	412
Overdrafts	11,898	11,898	11,898	—	—
	51,941	57,806	50,496	6,180	1,130

		Contractual cashflows
	Carrying		12 months or	Within 2	Within 3 to 4
December 31, 2024	amount	Total	less	years	years
Trade and other payables	13,714	13,714	13,714	—	—
Loan note payable	9,168	10,473	855	7,522	2,096
Lease liabilities	294	355	121	82	152
Loans and borrowings	2,674	3,118	1,464	1,323	331
Overdrafts	12,928	12,928	12,928	—	—
	38,778	40,588	29,082	8,927	2,579

The Group regularly monitors its liquidity risk and evaluates the options available to manage liquidity risk.

34.3Market risk

34.3.1Currency risk

The Group is exposed to currency risk on inter-company sales and purchases that are denominated in a currency other than the respective functional currencies of Group entities. The Group does not use financial instruments to hedge its exposure to currency risk. To reduce exposure to currency transaction risk, the Group regularly reviews the currency (i.e. ZiG, RTGS$ (before April 5, 2024) or foreign currency) in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures. The Group aims to maintain cash and cash equivalents in US Dollars to manage foreign exchange exposure.

34Financial Instruments and risk management (continued)

34.3Market risk (continued)

34.3.1Currency risk (continued)

The fluctuation of the US Dollar in relation to other currencies that entities within the Group may transact in will consequently have an effect upon the profitability of the Group and may also effect the value of the Group’s assets and liabilities. As noted below, the Group has certain financial assets and liabilities denominated in currencies other than the functional currency of the Company. To reduce exposure to currency transaction risk, the Group regularly reviews the currency in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures. Further, the Group aims to maintain cash and cash equivalents in US Dollars to avoid foreign exchange exposure and to meet short‐term liquidity requirements.

Sensitivity analysis

As a result of the Group’s monetary assets and liabilities denominated in foreign currencies which are different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates consolidated monetary assets/(liabilities) in the Group that have a different functional currency and foreign currency compared to the functional currency.

	2025		2024
	$’000		$’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	62	598	62	1,729
USD denominated	61	—	61	—
ZAR denominated	—	447	—	1,477
ZiG denominated	—	131	—	252
RTGS$denominated	—	—	—	—
GBP denominated	1	20	1	—
CAD denominated	—	—	—	—

Trade and other receivables - ZiG denominated	—	3,287	—	3,873
Trade and other payables - ZiG denominated	—	(110)	—	(76)
Trade and other receivables - RTGS$denominated	—	—	—	—
Trade and other payables - RTGS$denominated	—	—	—	—
	62	3,775	62	5,526

A reasonably possible strengthening or weakening of 5% of the various functional currencies against the foreign currencies would have the following equal or opposite effect on profit or loss and equity for the Group:

	2025		2024
	$’000		$’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	3	7	3	12
Trade and other receivables	—	156	—	184
Trade and other payables	—	(5)	—	(4)
	3	158	3	192

34Financial Instruments and risk management (continued)

34.3Market risk (continued)

34.3.2Interest rate risk

The Group’s interest rate risk arises from loans and borrowings, overdraft facility, short term loans, fixed term deposits and cash held. The Group’s loans and borrowings, overdraft facility and cash held have a mix of variable and fixed interest rates. Variable rates expose the Group to cash flow interest rate risk.

Variable interest rate

The Group’s assets and liabilities exposed to variable interest rate fluctuations as at year end is summarised as follows:

	2025	2024
Cash and cash equivalents	35,738	4,260
Loans and borrowings	(1,536)	(2,674)
Overdrafts	(11,898)	(12,928)
	22,304	(11,342)

Interest rate risk arising from borrowings is offset by interest from available cash and cash equivalents. The table below summarises the effect of a change in finance cost on the Group’s profit or loss and equity, had the rates charged differed. Loans and borrowings are at a fixed interest rate.

Sensitivity analysis - Cash and cash equivalents	2025	2024
Increase by 100 basis points	357	43
Decrease by 100 basis points	(357)	(43)

Sensitivity analysis - Loans and borrowings

Increase by 100 basis points	15	27
Decrease by 100 basis points	(15)	(27)

Sensitivity analysis - Overdraft

Increase by 100 basis points	119	129
Decrease by 100 basis points	(119)	(129)

34Financial Instruments and risk management (continued)

34.3Market risk (continued)

Fixed interest rate

The Group’s assets and liabilities exposed to fixed interest rate risk as at year end is summarised as follows:

	2025	2024
Fixed term deposit	5,000	—
Loans and borrowings	(6,244)	—
Loan Notes	(11,741)	(9,168)
	(12,985)	(9,168)

Risk exposure profile

Cash flows arising from the Group’s of fixed‑rate borrowings and fixed‑rate deposits are not exposed to variability due to changes in market interest rates; and the Group is therefore not exposed to cash flow interest rate risk. However, the fair values of these fixed‑rate instruments may fluctuate due to changes in market interest rates.

The Group does not currently use interest rate derivatives to manage fair value interest rate risk, as management considers the level of exposure to be acceptable having regard to the fixed nature, maturity profile and overall cost of funding.

34.3.3Gold price risk

The value of the Company’s mineral properties is related to the price of gold and the outlook for these minerals. In addition, adverse changes in the price of certain key or high cost operating consumables can significantly impair the Company’s cash flows.

Gold prices historically have fluctuated widely and are affected by numerous factors outside of the Company’s control, including, but not limited to, industrial and retail demand, central bank lending, forward sales by producers and speculators, levels of worldwide production, short-term changes in supply and demand because of speculative hedging activities, and macro-economic variables, and certain other factors related specifically to gold.

The Group regularly monitors its market risk and evaluates the options available.

Sensitivity analysis

A reasonably possible strengthening (weakening) of the realised gold price, as per note 7, will have an impact on the reported revenue of the Group and the fair value of the put options at December 31, 2025. This would have affected the measurement of financial instruments by the amounts as indicated below. This analysis assumes that all other variables remain constant.

An increase or decrease of 5% of the gold price would have the following equal or opposite effect on the derivative financial instruments on December 31:

Consolidated statement of financial position:

	2025	2024
Derivative financial assets - Put option
Increase by 5% of the gold price	—	—
Decrease by 5% of the gold price	411	—

34Financial Instruments and risk management (continued)

34.3Market risk (continued)

34.3.3Gold price risk (continued)

Sensitivity analysis (continued)

Consolidated statement of profit or loss and other comprehensive income:

Fair value loss on derivative financial instruments	2025	2024
Derivative financial assets - Put option
Increase by 5% of the gold price	—	—
Decrease by 5% of the gold price	411	—